Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 87.2%
Communication Services - 7.4%
45,585	Cable One, Inc.	32,000,670
255,461	EchoStar Corp.*	4,672,382
185,377	Nexstar Media Group, Inc.	32,007,193
1,411,435	WideOpenWest, Inc.*	15,003,554
		83,683,799
Consumer Discretionary - 11.4%
298,832	Culp, Inc.	1,553,926
704,704	La-Z-Boy, Inc.	20,492,792
832,679	Modine Manufacturing Co.*	19,193,251
236,365	Monarch Casino & Resort, Inc.	17,526,465
74,624	Murphy USA, Inc.	19,256,723
59,091	Oxford Industries, Inc.	6,239,419
253,586	Signet Jewelers Ltd.	19,723,919
917,095	Vista Outdoor, Inc.*	25,412,703
		129,399,198
Consumer Staples - 4.6%
448,418	Sprouts Farmers Market, Inc.*	15,708,082
419,041	TreeHouse Foods, Inc.*	21,132,238
595,639	United Natural Foods, Inc.*	15,695,088
		52,535,408
Energy - 7.2%
1,306,915	ChampionX Corp.	35,456,604
1,937,607	Oceaneering International, Inc.*	34,160,011
408,573	REX American Resources Corp.*	11,681,102
		81,297,717
Financials - 22.9%
161,403	Alerus Financial Corp.	2,590,518
514,937	Amalgamated Financial Corp.	9,109,236
166,498	Assurant, Inc.	19,991,415
754,003	Bancorp, Inc.*	20,998,984
428,833	Dime Community Bancshares, Inc.	9,743,086
2,017,879	Eastern Bankshares, Inc.	25,465,633
274,858	First Bancorp	9,762,956
152,286	Hanover Insurance Group, Inc.	19,568,751
840,783	International Money Express, Inc.*	21,675,386
1,880,112	MGIC Investment Corp.	25,231,103
926,212	Pacific Premier Bancorp, Inc.	22,247,612
313,352	Peapack Gladstone Financial Corp.	9,281,486
450,443	Premier Financial Corp.	9,337,683
52,277	Primerica, Inc.	9,004,191
218,806	Seacoast Banking Corp. of Florida	5,185,702
187,521	UMB Financial Corp.	10,823,712
52,338	Virtus Investment Partners, Inc.	9,964,632
4,052	White Mountains Insurance Group Ltd.	5,581,589
376,833	WSFS Financial Corp.	14,172,689
		259,736,364
Health Care - 2.0%
840,445	Patterson Cos, Inc.	22,498,713
Industrials - 13.8%
224,884	Albany International Corp.	20,095,634
161,066	Civeo Corp.*	3,326,013
99,273	CRA International, Inc.	10,703,615
140,935	Curtiss-Wright Corp.	24,841,203
535,197	Federal Signal Corp.	29,013,029
81,039	Kadant, Inc.	16,898,252
926,212	Leonardo DRS, Inc.*	12,012,970
1,779,488	Mueller Water Products, Inc.	24,806,063
588,210	Thermon Group Holdings, Inc.*	14,658,193
		156,354,972
Information Technology - 8.1%
813,432	CTS Corp.	40,232,347
855,302	NCR Corp.*	20,176,574
299,508	Onto Innovation, Inc.*	26,320,763
115,256	PC Connection, Inc.	5,181,910
		91,911,594
Materials - 7.5%
78,000	Chase Corp.	8,168,940
247,508	Eagle Materials, Inc.	36,321,799
398,443	Ingevity Corp.*	28,496,643
483,613	Orion Engineered Carbons S.A.	12,617,463
		85,604,845
Utilities - 2.3%
412,625	Portland General Electric Co.	20,173,236
501,431	Star Group L.P.	6,503,560
		26,676,796
Total Common Stocks (Cost $792,784,175)		989,699,406

Real Estate Investment Trusts - 8.1%
202,598	CTO Realty Growth, Inc.	3,496,841
119,871	EastGroup Properties, Inc.	19,817,074
873,536	Essential Properties Realty Trust, Inc.	21,707,370
495,015	Getty Realty Corp.	17,835,390
672,289	Global Medical REIT, Inc.	6,124,553
2,476,764	Ladder Capital Corp.	23,405,420
Total Real Estate Investment Trusts (Cost $73,123,739)		92,386,648

Short-Term Investments - 4.7%
Money Market Funds - 4.7%
52,980,532	First American Government Obligations Fund - Class Z, 4.61%#	52,980,532
Total Short-Term Investments (Cost $52,980,532)		52,980,532
Total Investments - 100.0% (Cost $918,888,446)		1,135,066,586
Other Assets in Excess of Liabilities - 0.0%		60,674
NET ASSETS - 100.0%		$1,135,127,260

* Non-income producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.